Share-Based Payment - Summary of Restricted Stock Units Activity (Details) - Restricted Stock Units - shares	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Outstanding	2,298,775	2,298,775
Number of shares, Granted	1,700,000	658,056
Number of shares, Forfeited		162,750
Number of shares, Vested		2,231,168
Number of shares, Outstanding		562,913